Cover	Jun. 27, 2024
Entity Addresses [Line Items]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Jun. 27, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38492
Entity Registrant Name	Kiniksa Pharmaceuticals International, plc
Entity Central Index Key	0001730430
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Third Floor, 23 Old Bond Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 4PZ
City Area Code	808
Local Phone Number	451-3453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares $0.000273235 nominal value
Trading Symbol	KNSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Kiniksa Pharmaceuticals, Ltd.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421